Pension Plans, Retirement Benefits and Savings Plans (details) - Change in Estimation - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in Accounting Estimate
Increase in diluted net income per share	$ 3.28	$ 2.45	$ 2.24	$ 2.30	$ 2.83	$ 2.97	$ 2.53	$ 2.55	$ 10.28	$ 10.88	$ 10.70
Qualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Reduction to service cost									$ (111)	$ (124)
Reduction to interest cost									$ (114)	$ (135)
Weighted average discount rate used to measure service cost (percent)									4.77%	4.10%
Weighted average discount rate used to measure interest cost (percent)									3.64%	4.10%
Nonqualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.53%	4.10%
Weighted average discount rate used to measure interest cost (percent)									3.47%	4.10%
Domestic Postretirement Benefit Plans [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure interest cost (percent)									3.53%	4.10%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Impact of Change in Estimation Approach [Member]
Change in Accounting Estimate
Reduction to service cost									$ 6
Reduction to interest cost									$ 30
Increase in diluted net income per share									$ 0.08
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Current Estimation Approach [Member] | Qualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.77%
Weighted average discount rate used to measure interest cost (percent)									3.64%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Current Estimation Approach [Member] | Nonqualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.53%
Weighted average discount rate used to measure interest cost (percent)									3.47%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Current Estimation Approach [Member] | Domestic Postretirement Benefit Plans [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									0.00%
Weighted average discount rate used to measure interest cost (percent)									3.53%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Prior Estimation Approach [Member] | Qualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.50%
Weighted average discount rate used to measure interest cost (percent)									4.50%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Prior Estimation Approach [Member] | Nonqualified Domestic Pension Plan [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.37%
Weighted average discount rate used to measure interest cost (percent)									4.37%
Change in Assumptions for Pension Plans and Postretirement Benefit Plans [Member] | Prior Estimation Approach [Member] | Domestic Postretirement Benefit Plans [Member]
Change in Accounting Estimate
Weighted average discount rate used to measure service cost (percent)									4.35%
Weighted average discount rate used to measure interest cost (percent)									4.35%